Expense Example - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2024 USD ($)
Fidelity Advisor Mega Cap Stock Fund - Class A
Expense Example:
1 year	$ 659
3 years	837
5 years	1,029
10 years	1,586
Fidelity Advisor Mega Cap Stock Fund - Class C
Expense Example:
1 year	267
3 years	517
5 years	892
10 years	1,738
Fidelity Advisor Mega Cap Stock Fund - Class M
Expense Example:
1 year	460
3 years	694
5 years	945
10 years	1,665
Fidelity Advisor Mega Cap Stock Fund - Class I
Expense Example:
1 year	61
3 years	192
5 years	335
10 years	750
Fidelity Advisor Mega Cap Stock Fund - Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604